Acquisitions (Details 3) (HighMount Exploration and Production Alabama, LLC, USD $)	1 Months Ended	12 Months Ended
	May 31, 2010 bcf	Dec. 31, 2010	May 28, 2010 bcf gaswell
HighMount Exploration and Production Alabama, LLC
Acquisitions
Percentage of the issued and outstanding membership interest acquired			100.00%
Number of conventional gas wells			1,300
Current proven reserves (in billion cubic feet)			79
Expected annual coal bed methane production (in billion cubic feet)	8.0
Acquisition related costs (included in Selling, general and administrative expenses at the end of the period)		$ 2,700,000
Fair value of assets acquired and liabilities assumed
Receivables			5,439,000
Other current assets			340,000
Property, plant and equipment			210,323,000
Identifiable intangible asset			1,505,000
Total assets			217,607,000
Accounts payable and accrued liabilities			(4,282,000)
Asset retirement obligations			(3,361,000)
Total liabilities			(7,643,000)
Net assets acquired			$ 209,964,000